Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | Wilshire Global Allocation Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TF (without sales charge)
Average Annual Return, Percent	11.03%	5.87%	5.91%
MSCI ACWI Net Total Return Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Average Annual Return, Percent	17.49%	10.06%	9.23%
Bloomberg Global Aggregate USD Hedged [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate USD Hedged
Average Annual Return, Percent	3.40%	0.48%	2.01%
65/35 MSCI ACWI IMI/Bloomberg Global Agg(Hedged) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	65/35 MSCI ACWI IMI/Bloomberg Global Agg(Hedged)
Average Annual Return, Percent	11.72%	6.65%	6.74%